Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 205,744	$ 40,732	$ 744,889
Accounts receivable, less allowance		1,114,275	1,130,565	1,097,751
Inventories:
Finished goods		840,603	841,784	779,057
Work in process and raw materials		177,927	191,743	191,758
Total inventory		1,018,530	1,033,527	970,815
Deferred income taxes		87,883	109,087	104,496
Other current assets		232,442	252,869	240,766
Total current assets		2,658,874	2,566,780	3,158,717
Goodwill	[1]	1,143,333	1,158,346	1,178,687
Intangible assets		255,371	289,127	313,299
Deferred pension assets		244,882	250,144	302,446
Other assets		447,533	420,625	407,975
Property, plant and equipment:
Land		119,530	125,691	125,131
Buildings		696,202	698,202	715,096
Machinery and equipment		2,026,617	1,952,037	1,838,590
Construction in progress		81,082	59,330	62,563
Total gross property, plant and equipment		2,923,431	2,835,260	2,741,380
Less allowances for depreciation		1,881,569	1,814,230	1,719,997
Total net property, plant and equipment		1,041,862	1,021,030	1,021,383
Total Assets		5,791,855	5,706,052	6,382,507
Current liabilities:
Short-term borrowings		39,462	679,436	96,551
Accounts payable		1,157,561	1,042,182	998,484
Compensation and taxes withheld		338,256	360,458	337,637
Accrued taxes		81,146	86,744	79,504
Current portion of long-term debt		3,154	3,265	502,948
Other accruals		522,280	508,581	513,433
Total current liabilities		2,141,859	2,680,666	2,528,557
Long-term debt		1,920,196	1,122,715	1,122,373
Postretirement benefits other than pensions		248,523	277,892	268,874
Other long-term liabilities		613,367	628,309	688,168
Shareholders’ equity:
Common stock - $1.00 par value: 92,246,525, 94,704,173, and 100,129,380 shares outstanding at December 31, 2015, 2014 and 2013, respectively		115,761	114,525	112,902
Preferred stock - convertible, no par value: 40,406 shares outstanding at December 31, 2013				40,406
Unearned ESOP compensation				(40,406)
Other capital		2,330,426	2,079,639	1,847,801
Retained earnings		3,228,876	2,424,674	1,774,050
Treasury stock, at cost		(4,220,058)	(3,150,410)	(1,639,174)
Cumulative other comprehensive loss		(587,095)	(471,958)	(321,044)
Total shareholders’ equity		867,910	996,470	1,774,535
Total Liabilities and Shareholders’ Equity		$ 5,791,855	$ 5,706,052	$ 6,382,507

[1]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).